SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

November 1, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mses. Mindy Rotter and Deborah O’Neal

Re:	BlackRock All-Cap Energy & Resources Portfolio, a series of BlackRock FundsSM

Registration Statement on Form N-14

(File Nos. 333-233372)

Dear Mses. Rotter and O’Neal:

On behalf of BlackRock FundsSM (the “Registrant”), this letter responds to the telephonic comments provided by Ms. Mindy Rotter on September 20, 2019 and Ms. Deborah O’Neal on September 23, 2019, each of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), regarding the Registrant’s Registration Statement on Form N-14 filed with the Commission on August 20, 2019 (the “Registration Statement”) relating to the proposed acquisition by BlackRock All-Cap Energy & Resources Portfolio (the “Acquiring Fund”), a series of the Registrant, of substantially all of the assets and certain stated liabilities of BlackRock Energy & Resources Portfolio (the “Target Fund”), a series of the Registrant, in exchange for shares of the Acquiring Fund (the “Reorganization”). The Target Fund and the Acquiring Fund may be referred to herein as a “Fund.” The Acquiring Fund after consummation of the Reorganization is referred to herein as the “Combined Fund.”

The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Funds. The Funds’ responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meaning set forth in the Registration Statement.

Accounting Comments

Summary – Fees and Expenses

Comment 1:    The Staff recalculated the fee table amounts and noted that the ten-year Target Fund Investor A Shares expense example is noted in the table as $2,321. The Staff recalculated this number to be $2,231. Please review the calculation and confirm whether $2,321 is correct. If not, please make the correction as noted.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Securities and Exchange Commission

November 1, 2019

Response:    The Funds confirm that $2,231 is correct and will make the correction to the ten-year Target Fund Investor A Shares expense example accordingly.

Comment 2:    Please confirm that any fees of the Target Fund that are subject to recoupment will not be recoverable by the Combined Fund.

Response:    The Funds confirm that no fees of the Target Fund that are subject to recoupment will be recoverable by the Combined Fund.

Comment 3:    Please include information in the fee tables related to recoupment contingencies or refer to the relevant section of the Combined Prospectus/Information Statement.

Response:    The Funds have revised the footnotes to the fee tables to include a cross reference to the section entitled “Comparison of the Funds – Management and Sub-Advisory Agreements” in the Combined Prospectus/Information Statement with respect to recoupment contingencies.

Comment 4:    Please confirm whether the fees shown in each fee table represent current fees in accordance with Item 3 of Form N-14.

Response:    The Funds have considered the Staff’s comment and confirm that the fees provided in the above referenced fee tables are current fees in accordance with Item 3 of Form N-14.

Statement of Additional Information – Pro Forma Financial Statements (Unaudited)

Comment 5:    The Funds noted that “it is anticipated that the Target Fund will dispose of approximately 63% of its holdings in preparation for the Reorganization.” Please identify and include those positions that are expected to be disposed of, and provide full pro forma financial information or include additional information relating to such portfolio holdings and their disposition in the narrative description. (See AICPA Audit Risk Alert, Investment Companies Industry Developments 2010/2011.)

Response:    In response to the Staff’s comment, we have revised the disclosure as follows:

“No significant accounting policies will change as a result of the Reorganization, specifically policies regarding valuation and Subchapter M compliance. It is anticipated that the Target Fund will dispose of approximately 63% of its holdings ~~in preparation for the Reorganization~~ prior to the Reorganization in connection with realigning the Target Fund’s portfolio in a manner more consistent with the investment strategies of the Acquiring Fund, which do not limit investments to companies of any particular size. The portfolio managers of the Acquiring Fund anticipate that the portfolio securities of the Target Fund to be sold in anticipation of the Reorganization will consist mainly of equity securities of small-capitalization and mid-capitalization companies in the energy sector. The portfolio management team expects that the proceeds from such disposition will be used to invest in equity securities of large-

Securities and Exchange Commission

November 1, 2019

capitalization companies in the energy sector that better align with the Acquiring Fund’s investment strategies. Consequently, the transaction costs anticipated to be incurred in restructuring the portfolio holdings of the Target Fund ~~in connection with the Reorganization~~ in connection with the realignment of the Target Fund’s portfolio and the subsequent investment by the Target Fund in equity securities of large-capitalization companies in the energy sector that better align with the Acquiring Fund’s investment strategies are estimated to be approximately $144,000.

The Target Fund has capital loss carryforwards that are expected to offset any gains recognized in these sales and, therefore, gain on these sales are not expected to be distributed to the Target Fund’s shareholders.”

Legal Comments

Questions & Answers

Comment 6:    In the response to the question “Who will pay for the Reorganization?”, the Staff notes that BlackRock Advisors, LLC (“BlackRock”) or its affiliates “will pay, directly or through waivers, each Fund’s portion of the expenses incurred in connection with the Reorganization.” Please confirm whether these amounts paid by BlackRock or its affiliates will be subject to recoupment by BlackRock or its affiliates.

Response:    BlackRock or its affiliates will pay, directly or through waivers, each Fund’s portion of the Reorganization expenses because each class of each Fund is currently operating above its respective expense caps. Such amounts are subject to recoupment by BlackRock in accordance with the terms of the Funds’ existing expense limitation agreement.

Summary – Investment Objectives, Investment Processes, Principal Investment Strategies and Other Strategies – Principal Investment Strategies

Comment 7:    Please consider clarifying the statement “it expects to invest primarily in developed markets, but may also invest in emerging markets” to indicate whether such statement relates to the Target Fund, the Acquiring Fund or both Funds.

Response:    The Funds have revised the disclosure to clarify that each Fund expects to invest primarily in developed markets, but may also invest in emerging markets.

Comparison of the Funds – Investment Risks

Comment 8:    The Staff notes that the risk factors of the Combined Fund are in alphabetical order. The Staff requests that the Funds consider changing the order of the risk factors so that the most significant risks of investing in the Combined Fund are listed toward the beginning of the risk factors.

Securities and Exchange Commission

November 1, 2019

Response:    In response to the Staff’s comment, the Funds have moved certain of the Combined Fund’s risk factors that it currently considers significant principal risks of investing in the Combined Fund to earlier in the risk factor disclosure in the Combined Prospectus/Information Statement and will make corresponding changes to the Acquiring Fund’s prospectus.

Comparison of the Funds – Management of the Funds – Legal Proceedings

Comment 9:    The Staff requests confirmation that BlackRock and the Acquiring Fund have filed all documents required under Section 33 of the Investment Company Act of 1940, as amended (the “1940 Act”), with the Commission.

Response:    BlackRock and the Acquiring Fund confirm that they believe they are in compliance with filing requirements of Section 33 of the 1940 Act applicable to the Acquiring Fund and their affiliated persons.

* * *

Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn

Jessica Herlihy

John A. MacKinnon

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